SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Jan. 01, 2019 HKD ($)
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets		$ 20,748	$ 161,617
Operating lease liabilities		$ 22,141	$ 172,466
Weighted-average remaining lease term		4 years	4 years
Weighted-average discount rate		4.75%	4.75%
Right-of-use assets obtained under operating leases	$ 211,170
ASU 2016-02
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets				$ 22,312
Operating lease liabilities				$ 22,312
Minimum
Lessee, Lease, Description [Line Items]
Remaining terms	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining terms	5 years